Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ELFUN DIVERSIFIED FUND
Entity Central Index Key	0000821484
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000032307
Shareholder Report [Line Items]
Fund Name	Elfun Diversified Fund
Trading Symbol	ELDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Elfun Diversified Fund (the "Fund") for the period of January 1, 2025 through December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-242-0134.
Additional Information Phone Number	1-800-242-0134
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Elfun Diversified Fund	$35	0.32%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main drivers of Fund performance relative to the blended benchmark were the overweight position to U.S. equity and the underweight position to U.S. investment grade fixed income, which the Fund held for the first quarter and the final two quarters of the reporting period.

The biggest drivers of the Fund’s absolute performance were its positions in the S&P 500 ® Index, the MSCI® All Country World ex-USA Investable Market Index, and the Bloomberg U.S. Aggregate Bond Index. All of which posted positive returns for the year.

Tactical positioning within global equity and fixed income markets were primary drivers of Fund performance during the reporting period relative to the Index.

The Fund used equity and treasury futures in order to actively manage equity exposure and duration during the reporting period. The Fund’s use of these derivatives contributed to Fund liquidity and exposure management versus utilizing cash instruments only.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	ELDFX	S&P 500® Index	Bloomberg U.S. Aggregate Bond Index	MSCI ACWI ex USA Investable Market Index
12/31/15	$10,000	$10,000	$10,000	$10,000
01/31/16	$9,606	$9,504	$10,138	$9,308
02/29/16	$9,566	$9,491	$10,210	$9,220
03/31/16	$10,023	$10,135	$10,303	$9,977
04/30/16	$10,143	$10,174	$10,343	$10,242
05/31/16	$10,206	$10,357	$10,345	$10,083
06/30/16	$10,177	$10,384	$10,531	$9,909
07/31/16	$10,474	$10,766	$10,598	$10,408
08/31/16	$10,526	$10,782	$10,586	$10,461
09/30/16	$10,577	$10,784	$10,580	$10,608
10/31/16	$10,434	$10,587	$10,499	$10,437
11/30/16	$10,423	$10,979	$10,250	$10,186
12/31/16	$10,548	$11,196	$10,265	$10,441
01/31/17	$10,725	$11,408	$10,285	$10,815
02/28/17	$10,931	$11,861	$10,354	$11,003
03/31/17	$10,990	$11,875	$10,349	$11,275
04/30/17	$11,125	$11,997	$10,428	$11,529
05/31/17	$11,302	$12,166	$10,509	$11,895
06/30/17	$11,332	$12,242	$10,498	$11,934
07/31/17	$11,544	$12,494	$10,543	$12,371
08/31/17	$11,597	$12,532	$10,638	$12,446
09/30/17	$11,732	$12,790	$10,587	$12,682
10/31/17	$11,891	$13,089	$10,593	$12,920
11/30/17	$12,044	$13,490	$10,580	$13,038
12/31/17	$12,173	$13,640	$10,628	$13,345
01/31/18	$12,592	$14,421	$10,506	$14,075
02/28/18	$12,179	$13,890	$10,406	$13,427
03/31/18	$12,055	$13,537	$10,473	$13,203
04/30/18	$12,068	$13,589	$10,395	$13,405
05/31/18	$12,133	$13,916	$10,469	$13,121
06/30/18	$12,088	$14,002	$10,456	$12,858
07/31/18	$12,356	$14,523	$10,459	$13,135
08/31/18	$12,461	$14,996	$10,526	$12,880
09/30/18	$12,487	$15,081	$10,458	$12,908
10/31/18	$11,852	$14,050	$10,376	$11,830
11/30/18	$11,983	$14,337	$10,438	$11,930
12/31/18	$11,502	$13,042	$10,629	$11,375
01/31/19	$12,123	$14,087	$10,742	$12,239
02/28/19	$12,319	$14,540	$10,736	$12,481
03/31/19	$12,502	$14,822	$10,942	$12,548
04/30/19	$12,779	$15,422	$10,945	$12,872
05/31/19	$12,367	$14,442	$11,139	$12,184
06/30/19	$12,927	$15,460	$11,279	$12,892
07/31/19	$12,948	$15,682	$11,304	$12,745
08/31/19	$12,887	$15,434	$11,597	$12,355
09/30/19	$13,029	$15,723	$11,535	$12,670
10/31/19	$13,259	$16,063	$11,570	$13,122
11/30/19	$13,455	$16,646	$11,564	$13,252
12/31/19	$13,754	$17,149	$11,556	$13,836
01/31/20	$13,691	$17,142	$11,778	$13,456
02/29/20	$13,085	$15,731	$11,990	$12,369
03/31/20	$11,868	$13,788	$11,920	$10,500
04/30/20	$12,790	$15,555	$12,132	$11,356
05/31/20	$13,170	$16,296	$12,188	$11,769
06/30/20	$13,472	$16,620	$12,265	$12,281
07/31/20	$13,965	$17,558	$12,448	$12,837
08/31/20	$14,437	$18,820	$12,348	$13,425
09/30/20	$14,148	$18,105	$12,341	$13,116
10/31/20	$13,923	$17,623	$12,286	$12,825
11/30/20	$14,986	$19,552	$12,406	$14,557
12/31/20	$15,436	$20,304	$12,423	$15,374
01/31/21	$15,340	$20,099	$12,334	$15,400
02/28/21	$15,502	$20,653	$12,156	$15,739
03/31/21	$15,737	$21,558	$12,005	$15,954
04/30/21	$16,231	$22,708	$12,099	$16,460
05/31/21	$16,415	$22,867	$12,139	$16,956
06/30/21	$16,584	$23,401	$12,224	$16,847
07/31/21	$16,739	$23,956	$12,361	$16,629
08/31/21	$17,004	$24,685	$12,337	$16,955
09/30/21	$16,496	$23,537	$12,230	$16,416
10/31/21	$17,026	$25,186	$12,227	$16,788
11/30/21	$16,783	$25,011	$12,263	$16,021
12/31/21	$17,220	$26,132	$12,232	$16,685
01/31/22	$16,608	$24,780	$11,968	$16,008
02/28/22	$16,251	$24,038	$11,835	$15,707
03/31/22	$16,306	$24,931	$11,506	$15,751
04/30/22	$15,290	$22,757	$11,069	$14,758
05/31/22	$15,393	$22,798	$11,141	$14,829
06/30/22	$14,480	$20,916	$10,966	$13,502
07/31/22	$15,202	$22,845	$11,234	$14,009
08/31/22	$14,678	$21,913	$10,917	$13,570
09/30/22	$13,630	$19,895	$10,445	$12,193
10/31/22	$14,067	$21,506	$10,310	$12,562
11/30/22	$14,980	$22,708	$10,689	$14,005
12/31/22	$14,584	$21,399	$10,641	$13,918
01/31/23	$15,424	$22,744	$10,968	$15,029
02/28/23	$14,969	$22,189	$10,684	$14,522
03/31/23	$15,398	$23,004	$10,956	$14,832
04/30/23	$15,595	$23,363	$11,022	$15,084
05/31/23	$15,415	$23,464	$10,902	$14,553
06/30/23	$15,998	$25,015	$10,863	$15,185
07/31/23	$16,366	$25,818	$10,856	$15,824
08/31/23	$16,041	$25,407	$10,786	$15,147
09/30/23	$15,432	$24,196	$10,512	$14,656
10/31/23	$15,064	$23,687	$10,346	$14,021
11/30/23	$16,195	$25,850	$10,815	$15,296
12/31/23	$16,936	$27,025	$11,229	$16,093
01/31/24	$16,989	$27,479	$11,198	$15,917
02/29/24	$17,402	$28,946	$11,040	$16,286
03/31/24	$17,823	$29,878	$11,142	$16,789
04/30/24	$17,243	$28,657	$10,860	$16,496
05/31/24	$17,859	$30,078	$11,044	$16,982
06/30/24	$18,166	$31,157	$11,149	$16,943
07/31/24	$18,509	$31,537	$11,409	$17,371
08/31/24	$18,896	$32,302	$11,573	$17,841
09/30/24	$19,265	$32,992	$11,728	$18,329
10/31/24	$18,790	$32,692	$11,437	$17,421
11/30/24	$19,291	$34,611	$11,558	$17,275
12/31/24	$18,898	$33,786	$11,369	$16,935
01/31/25	$19,309	$34,727	$11,430	$17,553
02/28/25	$19,458	$34,274	$11,681	$17,738
03/31/25	$19,075	$32,343	$11,685	$17,712
04/30/25	$19,234	$32,124	$11,731	$18,378
05/31/25	$19,795	$34,146	$11,647	$19,269
06/30/25	$20,440	$35,882	$11,826	$19,963
07/31/25	$20,552	$36,687	$11,795	$19,919
08/31/25	$21,010	$37,431	$11,936	$20,632
09/30/25	$21,570	$38,797	$12,067	$21,333
10/31/25	$21,916	$39,706	$12,142	$21,710
11/30/25	$21,982	$39,803	$12,217	$21,728
12/31/25	$22,120	$39,827	$12,199	$22,348

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
ELDFX	17.05%	7.46%	8.26%
S&P 500® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36%)	2.01%
MSCI ACWI ex USA Investable Market Index	31.96%	7.77%	8.37%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-242-0134 or visiting our website at www.ssga.com.
AssetsNet	$ 185,356,951
Holdings Count | Holding	1,574
Advisory Fees Paid, Amount	$ 282,246
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2025

Total Net Assets$185,356,951 Number of Portfolio Holdings1,574 Portfolio Turnover Rate43% Total Advisory Fees Paid$282,246
Holdings [Text Block]

Top Ten Security Types

Assets	%
Common Stock	43.8%
Exchange Traded & Mutual Funds	25.3%
U.S. Treasuries	9.7%
Corporate Notes	7.6%
Agency Mortgage Backed	7.5%
Short-Term Investments	7.3%
Non-Agency Collateralized Mortgage Obligations	3.2%
Asset Backed	0.5%
Agency Collateralized Mortgage Obligations	0.2%
Municipal Bonds and Notes	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Largest Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	25.3%
NVIDIA Corp.	3.4%
Apple, Inc.	3.0%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.75%, due 01/31/28	2.2%
Uniform Mortgage-Backed Security, TBA, 3.50%, due 01/01/56	1.9%
Amazon.com, Inc.	1.7%
Uniform Mortgage-Backed Security, TBA, 2.50%, due 01/01/55	1.4%
Alphabet, Inc., Class A	1.4%
Broadcom, Inc.	1.2%

Material Fund Change [Text Block]